Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Property, plant and equipment

12 Property, plant and equipment

(€ million)	Land and buildings	E&P wells, plant and machinery	Other plant and machinery	E&P exploration assets and appraisal	E&P tangible assets in progress	Other tangible assets in progress and advances	Total
2023
Net carrying amount - beginning of the year	1,088	40,492	4,280	1,345	7,494	1,633	56,332
Additions	22		407	764	6,294	1,252	8,739
Depreciation capitalized				20	184	1	205
Depreciation (*)	(47)	(5,699)	(610)				(6,356)
Impairments	(30)	(1,164)	(366)		(226)	(390)	(2,176)
Reversals		109	42		257	36	444
Write-off			(2)	(420)	(25)		(447)
Currency translation differences	1	(1,223)	(39)	(46)	(268)	(3)	(1,578)
Initial recognition and changes in estimates	3	698	16	17	14		748
Changes in the scope of consolidation - included entities	48	521	298		131	77	1,075
Changes in the scope of consolidation - excluded entities			(1)				(1)
Transfers	37	5,592	595	(70)	(5,522)	(632)
Other changes	(11)	(1,905)	(32)	(42)	1,349	(45)	(686)
Net carrying amount - end of the year	1,111	37,421	4,588	1,568	9,682	1,929	56,299
Gross carrying amount - end of the year	4,354	139,866	32,121	1,568	13,670	4,308	195,887
Provisions for depreciation and impairments	3,243	102,445	27,533		3,988	2,379	139,588
2022
Net carrying amount - beginning of the year	1,071	42,342	3,850	1,244	6,497	1,295	56,299
Additions	22	132	456	655	5,361	1,074	7,700
Depreciation capitalized				11	179		190
Depreciation (*)	(51)	(5,466)	(555)				(6,072)
Impairments	(21)	(313)	(485)		(149)	(414)	(1,382)
Reversals	3	40	191		141	38	413
Write-off	(1)		(2)	(365)	(218)		(586)
Currency translation differences	2	2,422	55	74	368	5	2,926
Initial recognition and changes in estimates		(173)	2	(7)	98		(80)
Changes in the scope of consolidation - included entities	9	650	695			118	1,472
Changes in the scope of consolidation - excluded entities	(1)	(3,687)	(6)	(119)	(546)		(4,359)
Transfers	41	4,402	426	(149)	(4,253)	(467)
Other changes	14	143	(347)	1	16	(16)	(189)
Net carrying amount - end of the year	1,088	40,492	4,280	1,345	7,494	1,633	56,332
Gross carrying amount - end of the year	4,255	143,432	31,328	1,345	11,654	3,798	195,812
Provisions for depreciation and impairments	3,167	102,940	27,048		4,160	2,165	139,480

(*) Before capitalization of depreciation of tangible assets

Capital expenditures included capitalized finance expenses of €94 million (€38 million in 2022) related to the Exploration & Production segment for €64 million (€22 million in 2022) at an average interest rate of 3.0% (2.1% at December 31, 2022).

Capital expenditures primarily related to the Exploration & Production segment for €7,105 million (€6,185 million in 2022).

The line item “Other changes” (€966 million) included expenditures to purchase plants and equipment from suppliers, with whom delayed payment terms were agreed and were reclassified in the balance sheet to financing payables.

Capital expenditures by industry segment and geographical area of destination are reported in note 35 – Segment information and information by geographical area.

Depreciation other than that of oil&gas assets, relating to biorefineries, petrochemical plants, thermoelectric plants, photovoltaic or wind power systems, and other ancillary assets are calculated on a straight-line basis, based on their economic-technical lives.

The main depreciation rates adopted are included in the following ranges and have remained unchanged compared to 2022:

(%)
Buildings	2 - 10
Refining and chemical plants	3 - 17
Gas pipelines and compression stations	4 - 12
Power plants	3 - 5
Other plant and machinery	6 - 12
Industrial and commercial equipment	5 - 25
Other assets	10 - 20

Plant and equipment used in the extraction and treatment of hydrocarbons were depreciated according to the UOP method, where depreciation depends on production of the estimated proved reserves according to the US Securities & Exchange Commission “SEC” criteria (see note 1 – Accounting standards, accounting estimates and significant judgements, section UOP depreciation, depletion and amortisation). The production plans associated with the existing assets gradually deplete the SEC proved reserves recorded at the balance sheet date, which are expected to be produced within about ten years.

Asset net impairment losses of property, plant and equipment  related to: (i) oil&gas properties (€1,025 million) due to negative reserve revisions at assets in Alaska, Gulf of Mexico, Turkmenistan and Australia, and because of the projections of lower natural gas prices which negatively affected the expected cash flows of assets in Italy, net of recovery in value of an oil field in Congo; (ii) expenditures incurred for compliance and stay-in-business at CGUs in the refining sector, which were impaired in previous reporting periods and continued lacking any profitability prospects (€345 million); (iii) petrochemical plants for production of intermediates, styrenics and, to a lesser extent, elastomers due to lower future expected cash flows driven by a deteriorated industry outlook (€367 million). More information about Eni’s impairment review and the sensitivity of the outcome to different commodities scenarios is reported in note 15 – Reversals (Impairments) of tangible and intangible assets and right-of-use assets. Sensitivity of outcomes to decarbonisation scenarios.

Currency translation differences related to subsidiaries utilizing the U.S. dollar as functional currency (€1,572 million).

Initial recognition and change in estimates includes the increase in the asset retirement cost of tangible assets in the Exploration & Production segment due to the increase in abandonment cost estimates, start of new projects and the decrease in discount rates.

Changes in the scope of consolidation related: (i) for €548 million to the acquisition of BP business in Algeria, including the two gas-producing concessions “In Amenas” (Eni In Amenas Ltd) and “In Salah” (Eni In Salah Ltd) jointly operated with Sonatrach and Equinor; (ii) for €255 million the acquisition of control of Novamont, already owned by Eni with 36% interest, operating in the production of bioplastics; (iii) for €168 million to the acquisitions of renewables activities in the Plenitude business line, particularly the two Spanish companies HLS Bonete PV SLU and HLS Bonete Topco SLU; (iv) for €104 million the acquisition from Chevron of the companies now renamed as Eni Ganal Deepwater Ltd and Eni Rapak Deepwater Ltd which hold a 62%  share, respectively, in the Ganal and Rapak blocks already owned with a 20% interest by Eni in addition to the company now renamed as Eni Makassar Ltd which holds a 72% share in Makassar block.

Other changes included the reclassification to assets held for sale of the onshore Nigerian assets relating to the sale agreement with the company Oando PLC for €914 million and other oil permits in Congo for €355 million.

Transfers from E&P tangible assets in progress to E&P UOP wells, plant and equipment related for €5,355 million to the commissioning of wells, plants and machinery primarily in Ivory Coast, Italy, Congo, Egypt, Iraq, Mexico, United States and Algeria.

In 2023, exploration and appraisal activities decreased by €420 million due to the write-offs of the capitalized costs of exploration wells pending economic and technical evaluation in Egypt, Mexico, Mozambique, Morocco, United Arab Emirates and Lebanon.

Exploration and appraisal activities related for €1,391 million to the costs of suspended exploration wells pending final determination of commerciality based on management’s continuing commitment and for €177 million to costs of exploration wells in progress at the end of the year.

Changes relating to suspended wells are reported below:

(€ million)	2023	2022	2021
Costs for exploratory wells suspended - beginning of the year	1,085	1,101	1,268
Increases for which is ongoing the determination of proved reserves	834	547	288
Amounts previously capitalized and expensed in the year	(388)	(374)	(286)
Reclassification to successful exploratory wells following the estimation of proved reserves	(72)	(147)	(43)
Disposals	(3)	(2)	(3)
Changes in the scope of consolidation		(114)	(199)
Currency translation differences	(40)	65	100
Other changes	(25)	9	(24)
Costs for exploratory wells suspended - end of the year	1,391	1,085	1,101

The following information relates to the stratification of the suspended wells pending final determination (ageing):

	2023		2022		2021
	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)
Costs capitalized and suspended for exploratory well activity
- within 1 year	417	7.9	216	5.0	175	4.0
- between 1 and 3 years	347	6.1	246	4.9	269	12.2
- beyond 3 years	627	14.5	623	13.9	657	19.7
	1,391	28.5	1,085	23.8	1,101	35.9
Costs capitalized for suspended wells
- fields including wells drilled over the last 12 months	417	7.9	204	4.5	175	4.0
- fields for which the delineation campaign is in progress	804	14.0	579	11.3	567	17.9
- fields including commercial discoveries that are progressing to a FID	170	6.6	302	8.0	359	14.0
	1,391	28.5	1,085	23.8	1,101	35.9

Suspended wells costs awaiting a final investment decision amounted to €170 million and primarily related to initiatives in the main countries of presence (Egypt, Nigeria and Congo).

Unproved mineral interests, comprised of assets in progress of the Exploration & Production segment, include the purchase price allocated to unproved reserves following business combinations or acquisition of individual properties.

Unproved mineral interests were as follows:

(€ million)	Congo	Nigeria	Turkmenistan	USA	Algeria	Egypt	United Arab Emirates	Italy	Indonesia	Total
2023
Carrying amount - beginning of the year	198	958	95	16	211	3	520	2		2,003
Additions					61				92	153
Net (impairments) reversals	243		(93)	8						158
Reclassification to Proved Mineral Interest		(1)			(51)	(1)	(28)			(81)
Currency translation differences and other changes	(12)	(33)	(2)	(1)	(6)		(17)		(3)	(74)
Carrying amount - end of the year	429	924		23	215	2	475	2	89	2,159
2022
Carrying amount - beginning of the year	218	892	3	68	114	16	508			1,819
Additions		11			110	(2)		2		121
Net (impairments) reversals	(28)		93	(56)						9
Reclassification to Proved Mineral Interest	(6)				(19)	(12)	(19)			(56)
Currency translation differences and other changes	14	55	(1)	4	6	1	31			110
Carrying amount - end of the year	198	958	95	16	211	3	520	2		2,003

Unproved mineral interests comprised the Oil Prospecting License 245 property (“OPL 245”), offshore Nigeria, whose exploration period expired on May 11, 2021. The property book value included €888 million corresponding to the price paid in 2011 to the Nigerian Government to acquire a 50% interest in the asset, plus the subsequent capitalized exploration costs and pre-development costs bringing the total net book value to €1,208 million. A lengthy and complex criminal proceeding before the Court of Milan was definitively resolved during 2022 in favor of Eni, which related to alleged crimes of international corruption regarding the acquisition of the license, whereas in 2023 the Federal Republic of Nigeria renounced to continue a claim to obtain compensation for the alleged damages (see note 28 – Guarantees, Commitments and Risks – Legal proceedings). The request for conversion of the license into an Oil Mining Lease (OML) before the relevant Nigerian authorities to start the development of the reserves is still pending. Given the inaction of the Nigerian authorities, a few years ago Eni started an arbitration proceeding before an ICSID tribunal, the International Centre for Settlement of Investment Disputes, to preserve the value of the investment. Regardless of the outcome of the ongoing arbitration, the estimate of the asset value in the perspective of its economic utilization confirmed the recoverability of the asset’s book value by discounting the expected cash flows at the country WACC (8%).

Accumulated provisions for impairments amounted to €22,650 million (€21,715 million at December 31, 2022).

Property, plant and equipment includes assets subject to operating leases for €347 million, essentially relating to service stations of the Enilive and Refining business line.

As of December 31, 2023, Eni pledged property, plant and equipment for €24 million to guarantee payments of excise duties (same amount as of December 31, 2022).

Government grants recorded as a decrease of property, plant and equipment amounted to €91 million (€115 million at December 31, 2022).

Contractual commitments related to the purchase of property, plant and equipment are disclosed in note 28 – Guarantees, commitments and risks – Liquidity risk.

Property, plant and equipment under concession arrangements are described in note 28 – Guarantees, commitments and risks.